Critical Accounting Estimates and Significant Judgements - Summary of Residual Value Guarantees (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	$ 129.6
Total	129.6
-50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(57.2)
Total	(57.2)
-25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(53.4)
Total	(53.4)
Probable scenario [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	(0.9)
Total	(0.9)
+25% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	92.9
Total	92.9
+50% [member]
Disclosure of Residual Value Guarantees [Line items]
Financial guarantee of residual value	123.8
Total	$ 123.8